STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)								1 Months Ended			2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 01, 2025	Feb. 13, 2025	Dec. 11, 2024	Oct. 28, 2024	May 03, 2024	Aug. 21, 2023	Jun. 21, 2023	Feb. 28, 2025	May 31, 2024	Oct. 31, 2023	Dec. 17, 2024	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Oct. 22, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 18, 2025	May 07, 2024	Sep. 29, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split			one-for-50			one-for-25
Common Stock, Shares Authorized												1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Voting rights																one		one
Proceeds from issuance																	$ 4,613,681
Common stock, shares, issued																		838,584	22,285
Gross proceeds				$ 3,000,000				$ 7,500,000
Cash fee percentage				8.00%
Non accountable expense				1.00%
Proceeds from issuance initial public offering																		$ 9,374,441	$ 8,145,381
Shares issued for services, value														$ 224,265				$ 312,634	1,656,428
Conversion of stock, shares issued																		1,000
Shares issued for loan interest conversion																		$ 4,950
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				22,730,680
Gynger, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued interest									$ 313,817
Number of shares resulting from conversion									2,120
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted										975								3,442
Conversion of stock, shares issued										975								3,442
Preferred stock, shares authorized (in shares)												5,761				5,761		5,761
Preferred stock, value												$ 1				$ 1		$ 1	$ 1
Preferred stock, shares issued												1,344				1,344		4,786
Preferred stock, shares outstanding												1,344				1,344		4,786
Preferred stock, par value (in dollars per share)												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Redemption percentage							112.00%
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																						6,800
Preferred stock, value																						$ 1,000
Conversion price (in dollars per share)																						$ 9.30
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)												6,300				6,300		6,300	6,300
Preferred stock, value												$ 1				$ 1		$ 1	$ 1
Conversion price (in dollars per share)																						$ 9.30
Preferred stock, shares issued												6,300				6,300		6,300	6,300
Preferred stock, shares outstanding												6,300				6,300		6,300	6,300
Preferred stock, par value (in dollars per share)												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal expenses				$ 50,000
Closing costs				15,950
Proceeds from issuance initial public offering				$ 2,546,213
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercised of warrants shares																3,182,375
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock pursuant to private placements, shares														8,898		3,307,910
Proceeds from issuance																$ 6,642,433		$ 9,374,441
Number of share issued													125,535					806,754	1,022
Shares issued for services, shares														1,372				2,582	2,198
Shares issued for services, value
Conversion of stock, shares converted										1,088								3,840
Convertible preferred stock																		3,840
Issuance of acquisition shares	344,827											344,827
Exercised of warrants shares													3,182,375
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock		11,239,805
Number of share issued								33,970,485
Offering description		The Company offered Pre-Funded Warrants to those Purchasers whose purchase of common stock in the February 2025 Offering would have resulted in the Purchasers, together with their affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchasers, 9.99%) of our common stock immediately following the consummation of the February 2025 Offering in lieu of the common stock that would otherwise result in ownership in excess of 4.99% (or at the election of the Purchasers, 9.99%) of the outstanding common stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the common stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value
Preferred stock, shares issued																		1,344	4,786
Preferred stock, shares outstanding																		1,344	4,786
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																						6,800
Preferred stock, value																						$ 1,000
Preferred stock, shares issued												6,300				6,300		6,300
Preferred stock, shares outstanding												6,300				6,300		6,300
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued												1,344				1,344		1,344
Preferred stock, shares outstanding												1,344				1,344		1,344
Inducement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price					$ 156.50				$ 156.50
Warrants to purchase common stock					20,555
Aggregate exercise price					$ 3,216,857
Gross proceeds									$ 3,216,857
Net proceeds					$ 2,877,475
Inducement Agreement [Member] | Series A One Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price					$ 195.63																$ 144
Warrants to purchase common stock					20,555
Expires of warrants					5 years 6 months
Inducement Agreement [Member] | Series B One Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock					20,555
Expires of warrants					15 months
Inducement Agreement [Member] | Wainwright Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock					1,541
Inducement Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock									20,555
At The Market Offering Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock pursuant to private placements, shares															105,125
Proceeds from issuance															$ 2,063,386
Sales Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock pursuant to private placements, shares											65,236
Proceeds from issuance											$ 278,160
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		11,365,340
Securities Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 5.00
Warrant exercise price		$ 0.66
Common stock, shares, issued		125,535		124,673
Sale of Stock, Price Per Share		$ 0.66
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		22,730,680
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price		$ 0.0001		$ 0.005
Warrants to purchase common stock		11,239,805		482,187
Share price per share		$ 0.6599		$ 4.995
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares resulting from conversion							5,761
Conversion price (in dollars per share)							$ 0.717
Preferred stock, par value (in dollars per share)							0.0001
Issue price (in dollars per share)							$ 1,000
Convertible preferred stock value							$ 1,000